UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Jennison 20/20 Focus Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2013

Date of reporting period:	10/31/2012

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Portfolio of Investments

as of October 31, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS
Aerospace & Defense — 4.9%
365,734	Precision Castparts Corp.	$ 63,297,583
378,388	TransDigm Group, Inc.	50,405,066

		113,702,649

Biotechnology — 1.8%
476,086	Alexion Pharmaceuticals, Inc.*(a)	43,028,653

Chemicals — 4.4%
470,405	Monsanto Co.	40,487,758
1,178,964	Mosaic Co. (The)	61,706,976

		102,194,734

Communications Equipment — 1.5%
3,512,398	JDS Uniphase Corp.*	34,035,137

Computers & Peripherals — 4.1%
160,158	Apple, Inc.	95,310,026

Electronic Equipment & Instruments — 2.4%
9,834,274	Flextronics International Ltd.*	56,743,761

Energy Equipment & Services — 2.5%
802,943	National Oilwell Varco, Inc.	59,176,899

Food Products — 8.6%
1,074,200	Bunge Ltd.	76,300,426
2,301,932	Mondelez International, Inc. (Class A Stock)	61,093,275
3,808,117	Tyson Foods, Inc. (Class A Stock)	64,014,447

		201,408,148

Healthcare Providers & Services — 2.8%
1,166,267	UnitedHealth Group, Inc.	65,310,952

Hotels, Restaurants & Leisure — 4.7%
1,219,651	Carnival Corp.	46,200,380
4,986,529	International Game Technology(a)	64,027,032

		110,227,412

Insurance — 2.8%
1,821,139	MetLife, Inc.	64,632,223

Internet & Catalog Retail — 2.4%
242,844	Amazon.com, Inc.*	56,538,940

Internet Software & Services — 4.4%
68,390	Google, Inc. (Class A Stock)*	46,489,470
533,349	LinkedIn Corp. (Class A Stock)*(a)	57,031,009

		103,520,479

IT Services — 5.0%
239,468	International Business Machines Corp.	46,583,710
152,288	MasterCard, Inc. (Class A Stock)	70,194,108

		116,777,818

Media — 5.6%
1,662,473	Comcast Corp. (Class A Stock)	62,359,362
1,231,015	Liberty Global, Inc. (Series C Stock)*	69,293,835

		131,653,197

Metals & Mining — 5.6%
1,825,587	Freeport-McMoRan Copper & Gold, Inc.	70,978,823
6,064,762	Kinross Gold Corp.	60,586,972

		131,565,795

Oil, Gas & Consumable Fuels — 8.0%
885,542	Anadarko Petroleum Corp.	60,934,145
2,589,079	Cobalt International Energy, Inc.*	53,878,734
2,157,938	Suncor Energy, Inc.	72,549,875

		187,362,754

Personal Products — 2.6%
993,824	Estee Lauder Cos., Inc. (The) (Class A Stock)	61,239,435

Pharmaceuticals — 9.6%
613,403	Allergan, Inc.	55,157,198
2,565,812	Mylan, Inc.*	65,017,676
410,896	Novo Nordisk A/S (Denmark), ADR	65,862,520
455,232	Shire PLC (Ireland), ADR	38,417,028

		224,454,422

Semiconductors & Semiconductor Equipment — 1.3%
996,529	Broadcom Corp. (Class A Stock)	31,425,542

Software — 5.3%
2,196,456	Microsoft Corp.	62,675,872
421,534	Salesforce.com, Inc.*(a)	61,535,533

		124,211,405

Specialty Retail — 2.1%
1,875,374	Inditex SA (Spain), ADR	48,497,172

Textiles, Apparel & Luxury Goods — 4.6%
740,348	Lululemon Athletica, Inc.*(a)	51,091,416
376,357	Ralph Lauren Corp.	57,842,306

		108,933,722

Wireless Telecommunication Services — 1.5%
4,535,233	NII Holdings, Inc.*	36,145,807

	TOTAL LONG-TERM INVESTMENTS (cost $1,944,745,145)	2,308,097,082

SHORT-TERM INVESTMENT — 5.0%
Affiliated Money Market Mutual Fund
116,944,803	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $116,944,803; includes $86,159,466 of cash collateral received for securities on loan)(b)(c)	116,944,803

	TOTAL INVESTMENTS — 103.5% (cost $2,061,689,948)(d)	2,425,041,885
	LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%	(82,683,806)

	NET ASSETS — 100.0%	$2,342,358,080

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,969,276; cash collateral of $86,159,466 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of October 31, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,080,396,263	$428,324,886	$(83,679,264)	$344,645,622

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,308,097,082	$—	$—
Affiliated Money Market Mutual Fund	116,944,803	—	—

Total	$2,425,041,885	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 Act and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison 20/20 Focus Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 20, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2012

*	Print the name and title of each signing officer under his or her signature.